Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Consolidated
	2025	2024	2023
	$	$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(23,799,710)	(7,849,556)	(4,484,831)

Tax at the statutory tax rate of 25% (Australian company tax rate)	(5,949,927)	(1,962,389)	(1,121,208)

Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income	-	-	72,196
Reversal of over-accrued tax expense related with previous years U.S. Federal and State taxes	(123,470)
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	96,064	43,296	56,431
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(11,493)	(3,521)	(2,731)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	1,465,252	152,599	152,576
Other temporary differences not recognised	4,598,334	1,609,213	761,813

Tax income (expense)	74,760	(160,802)	(80,923)